Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 6–STOCKHOLDERS’ EQUITY

The Company was formed with one class of common stock, $0.0001 par value and is authorized to issue 100,000,000 common shares and one class of preferred stock, $0.0001 par value and is authorized to issue 10,000,000 shares. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.

On October 27, 2014, the Company issued 12,000,000 shares of common stock to its founders and initial shareholders at a price of $0.001 per share for $12,000. The Company’s officers and directors, Mr. Beauregard and Mr. Trudeau were issued 4,500,000 of the 12,000,000 common shares.

From October 28, 2014 to December 31, 2014, the Company sold 830,000 shares of its common stock at a price of $0.05 per share for $41,500 to 12 accredited investors in an exempt transaction under Section 4(a)(2) of the Securities Act of 1933, as amended. The investors have subsequently paid for their shares.

From January 1, 2015 to September 30, 2015, the Company sold 1,080,000 shares, , of its common stock at a price of $0.05 per share for $54,000 to accredited investors in an exempt transaction under Section 4(a)(2) of the Securities Act of 1933, as amended. The investors have subsequently paid for their shares.

On February 27, 2015, the holder of the Company’s 10% convertible note converted the notes principal, plus accrued interest, at a conversion price of $0.025 per share into 413,479 shares of common stock.

As of May 26 2015, the Company has collected all subscription receivable.

As of December 31, 2015, there are 14,323,479 shares of common stock outstanding.